FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2000

                  Check here if Amendment [ ]: Amendment Number

                        This Amendment (Check only one):
                              [ ] is a restatement
                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Dorsey R. Gardner
Address:  c/o Kelso Management Company, Inc.
          One International Place, Suite 2401
          Boston, MA  02110


Form 13F File Number 28-05471

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:   Dorsey R. Gardner
Title:
Phone:  617-310-5110

Signature, Place, and Date of Signing:

Dorsey R. Gardner
-----------------
[Signature]

Boston, Massachusetts
---------------------
[City, State]

August 9, 2000

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion by other reporting manager(s)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]
Form 13F File Number 28-
Name:

                              Form 13F Summary Page

                                 Report Summary:



Number of Other Included Managers:  1


Form 13F Information Table Entry Total:  25


Form 13F Information Table Value Total:
      $ 85,048 (thousands)

List of Other Included Managers:
      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.1

Form 13F File Number 28-05419

Name:  Timothy G. Caffrey


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


                           FORM 13F INFORMATION TABLE

-------------------------------------------------------------------------------------------------------------------------------
    Column 1      Column 2   Column 3   Column 4        Column 5                  Column 6     Column 7       Column 8
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Voting Authority
                                                                                                        -----------------------
Name of          Title of   CUSIP       Value     Shrs or             Put/Call    Investment   Other
Issuer           class                  (x$1000)  prn amt   SH/PRN                discretion   managers  Sole   Shared  None
-------------------------------------------------------------------------------------------------------------------------------
TCI Satellite    Common     872298104        718   82,700   SH                    Other           1             82,700
-------------------------------------------------------------------------------------------------------------------------------
Inter Tel        Common     458372109     10,657  663,420   SH                    Other           1            663,420
-------------------------------------------------------------------------------------------------------------------------------
Dot Hill Systems Common     25848T109      5,382  489,240   SH                    Other           1            489,240
-------------------------------------------------------------------------------------------------------------------------------
Travelocity.com  Common     893953109      6,188  377,900   SH                    Other           1            377,900
-------------------------------------------------------------------------------------------------------------------------------
BEI Technologies Common     05538P104      9,318  364,500   SH                    Other           1            364,500
-------------------------------------------------------------------------------------------------------------------------------
Wet Seal Inc.    Common     961840105      3,621  275,900   SH                    Other           1            275,900
-------------------------------------------------------------------------------------------------------------------------------
Harris
Interactive      Common     414549105        465   96,000   SH                    Other           1             96,000
-------------------------------------------------------------------------------------------------------------------------------
Lesco            Common     526872106     10,136  667,400   SH                    Other           1            667,400
-------------------------------------------------------------------------------------------------------------------------------
Aviall           Common     05366B102         65   13,100   SH                    Other           1             13,100
-------------------------------------------------------------------------------------------------------------------------------
Celadon Group    Common     150838100      7,101  631,220   SH                    Other           1            631,220
-------------------------------------------------------------------------------------------------------------------------------
Brookstone       Common     114537103        192   20,000   SH                    Other           1             20,000
-------------------------------------------------------------------------------------------------------------------------------
Butler Internatl Common     123649105      5,001  588,350   SH                    Other           1            588,350
-------------------------------------------------------------------------------------------------------------------------------
Compucom Systems Common     204780100         33   20,000   SH                    Other           1             20,000
-------------------------------------------------------------------------------------------------------------------------------
Cyrk Inc.        Common     232817106      3,929  785,700   SH                    Other           1            785,700
-------------------------------------------------------------------------------------------------------------------------------
Health Managmnt  Common     42219M100      1,412  451,700   SH                    Other           1            451,700
-------------------------------------------------------------------------------------------------------------------------------
Telscape
Internatl        Common     87969E105         89   13,240   SH                    Other           1             13,240
-------------------------------------------------------------------------------------------------------------------------------
Anacomp          Common     032371106        183   61,100   SH                    Other           1             61,100
-------------------------------------------------------------------------------------------------------------------------------
Thomas Group     Common     884402108      7,007  842,857   SH                    Other           1            842,857
-------------------------------------------------------------------------------------------------------------------------------
HPSC             Common     404264103      3,754  429,000   SH                    Other           1            429,000
-------------------------------------------------------------------------------------------------------------------------------
Lifemark         Common     53219F102      3,707  617,847   SH                    Other           1            617,847
-------------------------------------------------------------------------------------------------------------------------------
Moore Medical    Common     615799103      2,479  413,100   SH                    Other           1            413,100
-------------------------------------------------------------------------------------------------------------------------------
BEI Medical      Common     05538E109      1,416  839,000   SH                    Other           1            839,000
-------------------------------------------------------------------------------------------------------------------------------
Rocky Mountain   Common     774678403        431   90,800   SH                    Other           1             90,800
-------------------------------------------------------------------------------------------------------------------------------
Dixon Ticon      Common     255860108      1,744  558,100   SH                    Other           1            558,100
-------------------------------------------------------------------------------------------------------------------------------
John Hancock
Bank             Common     409735107         20    3,000   SH                    Other           1              3,000
-------------------------------------------------------------------------------------------------------------------------------


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